UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

SLC BINOM Depositor LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002112962

BINOM Mortgage Loan Trust 2026-NQM1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Ardavan Aliabadi, Chief Operating Officer, 917-618-2718
Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SLC BINOM DEPOSITOR LLC

By:	/s/ Ardavan Aliabadi
Name: Ardavan Aliabadi
Title: Authorized Signatory

Date: April 9, 2026

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Third Party Due Diligence Report – Canopy Narrative

Schedule 1 – Rating Agency Grades Detail Report
Schedule 2 – Rating Agency Grades Summary Report
Schedule 3 – Valuation Report
Schedule 4 – ATR OR QM Report
Schedule 5 – Data Compare Report

Exhibit 99.2	Third Party Due Diligence Report – Clarifii Executive Summary

Schedule 1 – Valuation Report
Schedule 2 – Rating Agency Grade Summary Report
Schedule 3 – Rating Agency Grade Detail Report
Schedule 4 – Data Compare Report
Schedule 5 – ATR QM Report

Exhibit 99.3	Third Party Due Diligence Report – Clayton Narrative

Schedule 1 – Conditions Report
Schedule 2 – Loan Level Tape Compare Report
Schedule 3 – Non ATR QM Report
Schedule 4 – Valuations Summary Report
Schedule 5 – Rating Agency ATR QM Report
Schedule 6 – Waived Conditions Summary Report

Exhibit 99.4	Third Party Due Diligence Report – Consolidated Analytics Executive Summary

Schedule 1 – Due Diligence Standard Report
Schedule 2 – Rating Agency Grades Summary Report
Schedule 3 – Valuations Report
Schedule 4 – Data Compare Report

Exhibit 99.5	Third Party Due Diligence Report – Covius Executive Summary

Schedule 1 – ATR OR QM Report
Schedule 2 – Data Compare Report
Schedule 3 – Exceptions Report
Schedule 4 – Grades Report
Schedule 5 – Tape Compare Report
Schedule 6 – Valuation Summary Report

Exhibit 99.6	Third Party Due Diligence Report – Incenter Narrative

Schedule 1 – Review Summary Report
Schedule 2 – Exception Report
Schedule 3 – Rating Agency Grades Report
Schedule 4 – Final Tape Compare Report
Schedule 5 – QM ATR Report
Schedule 6 – Valuation Summary Report

Exhibit 99.7	Third Party Due Diligence Report – Selene Narrative

Schedule 1 – Rating Agency Grades Summary Report
Schedule 2 – Standard Findings Report
Schedule 3 – Valuation Report
Schedule 4 – Rating Agency Multi-Property Valuation Report
Schedule 5 – Multi-Property Report
Schedule 6 – Data Compare Report

Exhibit 99.8	Third Party Due Diligence Report – SitusAMC Executive Summary

Schedule 1 – Rating Agency Grades Report
Schedule 2 – Exception Grades Report
Schedule 3 – Valuation Summary Report